Income tax - Net operating losses carry forward (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Income tax
Net operating losses carry forward	¥ 212,876
Net operating losses carry forward, expiration on December 31, 2024	12,624
Net operating losses carry forward, expiration on December 31, 2025	41,545
Net operating losses carry forward, expiration on December 31, 2026	87,997
Net operating losses carry forward, expiration on December 31, 2027	56,223
Net operating losses carry forward, expiration on December 31, 2028	¥ 14,487